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                                                      OMB APPROVAL
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     (No. 333-33978)                                                         [X]

     Pre-Effective Amendment No. ___                                         [ ]

     Post-Effective Amendment No. 32                                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
     OF 1940 (No. 811-09885)                                                 [X]

     Amendment No. 33                                                        [X]

                        (Check appropriate box or boxes.)

JANUS ADVISER SERIES
(Exact Name of Registrant as Specified in Charter)

151 Detroit Street, Denver, Colorado 80206-4805
Address of Principal Executive Offices (Zip Code)

Registrant's Telephone No., including Area Code: 303-333-3863

Kelley Abbott Howes - 151 Detroit Street, Denver, Colorado 80206-4805 (Name and Address of Agent for Service)

Approximate Date of Proposed Offering: As soon as practicable after the effective date of this Registration Statement and thereafter from day to day.

It is proposed that this filing will become effective (check appropriate box):

     [ ]  immediately upon filing pursuant to paragraph (b)

     [X]  on August 1, 2006 pursuant to paragraph (b)

     [ ]  60 days after filing pursuant to paragraph (a)(1)

     [ ]  on (date) pursuant to paragraph (a)(1)

     [ ]  75 days after filing pursuant to paragraph (a)(2)

     [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

     [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

          (Post-Effective Amendment No. 31)

================================================================================

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                                EXPLANATORY NOTE
        Designation Of New Effective Date For Previously Filed Amendment

Post-Effective Amendment No. 27 under the Securities Act of 1933 and Amendment No. 28 under the Investment Company Act of 1940 was filed pursuant to Rule 485(a)(2) on January 12, 2006 (the "Amendment") and pursuant to that paragraph would become effective on March 31, 2006. Post-Effective Amendment No. 28 under the Securities Act of 1933 and Amendment No. 29 under the Investment Company Act of 1940 was filed pursuant to Rule 485(b) on March 30, 2006, designating April 28, 2006 as a new effective date for the Amendment. Post-Effective Amendment No. 29 under the Securities Act of 1933 and Amendment No. 30 under the Investment Company Act of 1940 was filed pursuant to Rule 485(b) on April 27, 2006, designating May 26, 2006 as a new effective date for the Amendment. Post-Effective Amendment No. 30 under the Securities Act of 1933 and Amendment No. 31 under the Investment Company Act of 1940 was filed pursuant to Rule 485(b) on May 25, 2006, designating June 23, 2006 as a new effective date for the Amendment. Post-Effective Amendment No. 31 under the Securities Act of 1933 and Amendment No. 32 under the Investment Company Act of 1940 was filed pursuant to Rule 485(b) on June 22, 2006, designating July 21, 2006 as a new effective date for the Amendment.

This Post-Effective Amendment No. 32 under the Securities Act of 1933 and Amendment No. 33 under the Investment Company Act of 1940 is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 1, 2006 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 32 incorporates by reference the information contained in Parts A, B and C of the Amendment.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 20th of July, 2006.

                                        JANUS ADVISER SERIES


                                        By: /s/ Kelley Abbott Howes
                                            ------------------------------------
                                            Kelley Abbott Howes, President and
                                            Chief Executive Officer

     Janus Adviser Series is organized under an Amended and Restated Trust Instrument dated March 18, 2003 ("Trust Instrument") under the laws of the State of Delaware. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant, as provided in the Trust Instrument. The execution of this Amendment to the Registration Statement has been authorized by the Trustees of the Registrant and this Amendment to the Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Trust Instrument.

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                             Title                     Date
---------                                             -----                     ----


/s/ Kelley Abbott Howes                 President and Chief Executive      July 20, 2006
-------------------------------------   Officer (Principal Executive
Kelley Abbott Howes                     Officer)


/s/ Jesper Nergaard                     Vice President, Chief Financial    July 20, 2006
-------------------------------------   Officer, Treasurer and Principal
Jesper Nergaard                         Accounting Officer (Principal
                                        Financial Officer and Principal
                                        Accounting Officer)



Dennis B. Mullen*                       Chairman and Trustee               July 20, 2006
-------------------------------------
Dennis B. Mullen


Jerome S. Contro*                       Trustee                            July 20, 2006
-------------------------------------
Jerome S. Contro


William F. McCalpin*                    Trustee                            July 20, 2006
-------------------------------------
William F. McCalpin


John W. McCarter, Jr.*                  Trustee                            July 20, 2006
-------------------------------------
John W. McCarter, Jr.


James T. Rothe*                         Trustee                            July 20, 2006
-------------------------------------
James T. Rothe


William D. Stewart*                     Trustee                            July 20, 2006
-------------------------------------
William D. Stewart


Martin H. Waldinger*                    Trustee                            July 20, 2006
-------------------------------------
Martin H. Waldinger


Linda S. Wolf*                          Trustee                            July 20, 2006
-------------------------------------
Linda S. Wolf


Thomas H. Bailey*                       Trustee                            July 20, 2006
-------------------------------------
Thomas H. Bailey


/s/ Stephanie Grauerholz-Lofton
-------------------------------------
*By: Stephanie Grauerholz-Lofton
     Attorney-in-Fact